GOODWILL AND OTHER INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Goodwill impairment	$ 11,485
Indefinite-lived intangible assets	7,401	$ 7,354
Amortization of intangibles	$ 8,716	$ 6,325	$ 6,393